CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	175,095,000	175,095,000	175,095,000
Common stock, shares outstanding (in shares)	17,482,174	17,454,353	6,143,294
Common stock, shares issued (in shares)	17,482,174	17,454,353	6,143,294
Treasury stock, common shares (in shares)	124,225	124,225	124,225
Class A common stock subject to possible redemption
Redeemable convertible preferred stock, shares outstanding (in shares)	4,345,663	4,345,663	28,750,000
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Redeemable convertible preferred stock, shares authorized (in shares)	96,650,097	96,650,097	96,650,097
Redeemable convertible preferred stock, shares issued (in shares)	44,494,703	44,494,703	16,498,279
Redeemable convertible preferred stock, shares outstanding (in shares)	44,494,703	44,494,703	16,498,279
Redeemable convertible preferred stock, liquidation preference (in dollars)	$ 173,347	$ 173,347	$ 64,020
BURTECH ACQUISITION CORP [Member]
Preferred stock, par value, (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding (in shares)	0	0	0
Preferred stock, shares issued (in shares)	0	0	0
BURTECH ACQUISITION CORP [Member] | Common Class A [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	280,000,000	280,000,000	280,000,000
BURTECH ACQUISITION CORP [Member] | Class A common stock subject to possible redemption
Redeemable convertible preferred stock, par value (in dollars per share)	$ 11.4	$ 10.81	$ 10.25
Redeemable convertible preferred stock, shares outstanding (in shares)	4,345,663	4,345,663	28,750,000
BURTECH ACQUISITION CORP [Member] | Class A common stock not subject to possible redemption
Redeemable convertible preferred stock, shares outstanding (in shares)		2,285,040
Common stock, shares outstanding (in shares)	10,816,995	10,816,995	1,329,500
Common stock, shares issued (in shares)	10,816,995	10,816,995	1,329,500
BURTECH ACQUISITION CORP [Member] | Class A common stock not subject to possible redemption | Common Class A [Member]
Common stock, shares outstanding (in shares)		10,817,000
Common stock, shares issued (in shares)		10,817,000
BURTECH ACQUISITION CORP [Member] | Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Common stock, shares outstanding (in shares)	5	0	9,487,500
Common stock, shares issued (in shares)	5	0	9,487,500